Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 14,457.49
Total Fee Amount	14,457.49
Total Transaction Valuation	104,688,578.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A